   As filed with the Securities and Exchange Commission on November 27, 2007

                                                 File Nos. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 19                           [X]

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 82                                            [X]


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on December 10, 2007, pursuant to paragraph (b) of Rule 485;


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;


[_] on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being
Registered:  Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                     SUPPLEMENT DATED DECEMBER 10, 2007 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus 2008

Effective December 10, 2007, a new living benefit rider option, Lifetime Income Plus 2008, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option.

    1. Definitions

       The following definitions are added in the "Definitions" section of the prospectus:

          Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

          Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008, if elected at the time of application, for an additional charge.

       The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus 2008:

          Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

          Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008.

    2. Fee Table

       The fee table on page 9 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:

          The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

          The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                    1.55%
---------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                        0.15%
---------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/1/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------
                                                                    Current Charge             Maximum Charge/2/
                                                              -------------------------------------------------------
Lifetime Income Plus/3/
  Single Annuitant Contract                                              0.60%                       2.00%
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                               0.75%                       2.00%
---------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/4/
  Single Annuitant Contract                                              0.75%                       2.00%
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                               0.85%                       2.00%
---------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/5/                                        0.40%                       1.00%
---------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
  Single Annuitant Contract                                              0.50%                       1.25%
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                               0.65%                       1.25%
---------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/1,6/
---------------------------------------------------------------------------------------------------------------------
                                                                    Current Charge             Maximum Charge/2/
                                                              -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
  Single Annuitant Contract                                      0.75% of benefit base       2.00% of benefit base
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                       0.85% of benefit base       2.00% of benefit base
---------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
  Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                              0.15% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                              0.15% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
---------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
  Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                              0.40% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
                                                              -------------------------------------------------------
  Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                              0.40% of value of Principal 0.50% of value of Principal
                                                              Protection Death Benefit    Protection Death Benefit
---------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/7/
----------------------------------------------------------------------------------------------
                                                         Current Charge      Maximum Charge/2/
                                                         -------------------------------------
Annual Step-Up Death Benefit Rider Option                    0.20%                0.20%
----------------------------------------------------------------------------------------------

                                                            Current              Maximum
                                                         -------------------------------------
Maximum Total Separate Account Annual Expenses/8/            3.15%                4.40%
----------------------------------------------------------------------------------------------

         /1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

         /2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

         /3/Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

         /4/Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

         /5/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.


         /6/You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

            If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

            The charges for the rider will be deducted at the end of the calendar quarter.


         /7/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

         /8/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit as a Joint Annuitant contract with an Annuitant that is age 71 or older. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

    3. Examples

       The first set of Examples on page 11 of the "Examples" section of the prospectus is replaced in its entirety with the following disclosure:

          For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

          These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

          The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

             .  invested $10,000 in the contract for the time periods indicated;

             .  earned a 5% annual return on your investment;

             . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

             .  elected the Annual Step-Up Death Benefit Rider; and

             .  surrendered your contract at the end of the stated period.

          Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,241      $2,511      $3,670       $7,813

          The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $701       $2,151      $3,670       $7,813

          Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

             . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);


             . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principle Protection Death Benefit (deducted quarterly from Contract Value);


             . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

          If the optional riders are not elected, the expense figures shown above would be lower.

    4. Synopsis

       The disclosure in the "Living Benefit Rider Options" provision under the question, "What optional benefits are available under this contract?" on page 13 of the "Synopsis" section of the prospectus is replaced in its entirety with the following disclosure:

          The "Living Benefit Rider Options." We currently offer two "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007 and Principal Protection Advantage, are no longer offered for sale.

          Three Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008. These riders provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Lifetime Income Plus and Lifetime Income Plus 2007, however, are not available for contracts issued on or after May 1, 2007 and December 10, 2007, respectively. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

          Finally, we discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage, however, is not available for contracts issued on or after January 5, 2007. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

          Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

    5. Asset Allocation Program

       The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:

          Contract owners that purchase Lifetime Income Plus 2008 may elect Asset Allocation Model A, B, C or D as the Investment Strategy required by the rider. Asset Allocation Model C currently is the only Asset Allocation Model available as an Investment Strategy for contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

          A contract owner who has purchased Lifetime Income Plus 2008 and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Unlike the other living benefit rider options, contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy (i.e., a contract owner may not violate the Investment Strategy and receive a reduced benefit).

    6. Charges and Other Deductions -- Charges for the Living Benefit Rider Options

       The following disclosure is added under the "Charges for the Living Benefit Rider Options" section of the prospectus on page 31:

          Lifetime Income Plus 2008


          You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

          If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

          We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


          If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

          We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal  Single Annuitant Contract 0.75% of benefit base
 Protection Death Benefit                        -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 45-70                           0.15% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.15% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 71-85                           0.40% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.40% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------


          The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.


          On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

          Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

       In addition, the following sentence is added as the first paragraph under the "Lifetime Income Plus 2007" provision of the "Charges for the Living Benefit Rider Options" section on page 31:

          Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

    7. Guaranteed Minimum Withdrawal Benefit for Life Rider Options

       The first paragraph under the "Guaranteed Minimum Withdrawal Benefit for Life Rider Options" section of the prospectus on page 41 is replaced in its entirety with the following:

          We currently offer Lifetime Income Plus 2008 under this prospectus. Lifetime Income Plus and Lifetime Income Plus 2007 are no longer available for contracts issued on or after May 1, 2007 and December 10, 2007, respectively. These Guaranteed Minimum Withdrawal Benefit for Life Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These rider options are discussed in separate sections below.



    8. Lifetime Income Plus 2008

       The following disclosure is added under the "Guaranteed Minimum Withdrawal Benefit for Life Rider Options" section of the prospectus on page 41:

          Lifetime Income Plus 2008

          You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separate from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit.

          Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

          References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

          You may terminate this rider apart from the contract on any contract anniversary on or after the fifth contract anniversary.

          Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

          Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

          Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

          The Investment Strategy includes Designated Subaccounts and four of the Asset Allocation Models (Asset Allocation Models A, B, C and D). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts. Contract owners may not allocate assets to one of the four available Asset Allocation Models and one or more Designated Subaccounts. For more information about the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

          On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. Your allocation instructions must always comply with the Investment Strategy.

          Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.). Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.


          The current Investment Strategy is as follows:

             (1) owners may allocate assets to the following Designated
                 Subaccounts:

                 AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

                 BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund --Class III Shares;

                 Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                 Franklin Templeton Variable Insurance Products
                 Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                 Franklin Templeton Variable Insurance Products
                 Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

                 GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

                 Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                 MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

                 Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;

                 The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

                 XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;

                 OR

             (2) owners may allocate assets to Asset Allocation Model A, B, C or D.

          Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

          The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

          Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

          Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

             (a) is the Roll-Up Value on the prior day;

             (b) is any purchase payment(s) made on the prior Valuation Day; and

             (c) is the daily roll-up factor, as shown in your contract.

          On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.


          On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.


          Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

          Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2008, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and
          (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

          Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. The new charges, which may be higher than your previous charges, will never exceed 2.00% for Lifetime Income Plus 2008 issued without the Principal Protection Death Benefit or 2.50% (in the aggregate) for Lifetime Income Plus 2008 issued with the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

          Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

          Automatic resets will continue until and unless:


             (a) the owner (or owners) submits a written request to our Service
                 Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

             (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;


             (c) income payments begin via annuitization; or

             (d) ownership of the contract changes.

          If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


          Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and
          (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.


          Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and

             (b) is the prior Withdrawal Base minus the Gross Withdrawal.

          The new Principal Protection Death Benefit (if applicable) equals the lesser of (a) and (b), where:

             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and

             (b) is the prior Principal Protection Death Benefit minus the
                 Gross Withdrawal.

          The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

          If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

          The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

          You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

          Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

             . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

               (a) the Contract Value;

               (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

               (c) the Principal Protection Death Benefit (if applicable).

             . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit (if applicable) will be reduced by each payment. The Principal Protection Death Benefit (if applicable), if any, will be payable on the death of the last surviving Annuitant.

          Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separate from Lifetime Income Plus 2008. This provision applies only if you have purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit.

          The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

          Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:


             (a) is the Contract Value on the Valuation Day after the Gross
                 Withdrawal; and


             (b) is the prior Principal Protection Death Benefit minus the
                 Gross Withdrawal.

          Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a),
          (b) and (c), where:

             (a) is the death benefit as calculated under the base contract;

             (b) is the Principal Protection Death Benefit (if applicable); and

             (c) is any amount payable by any other optional death benefit rider (if applicable).

          The death benefit payable will be paid according to the distribution rules under the contract.

          If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

          If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.


          If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

          Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

          Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.


          Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

          If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

          We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


          If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

          We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal  Single Annuitant Contract 0.75% of benefit base
 Protection Death Benefit                        -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 45-70                           0.15% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.15% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal     Single Annuitant Contract 0.75% of benefit base plus
 Protection Death Benefit -- Annuitant Age 71-85                           0.40% of value of Principal
                                                                           Protection Death Benefit
                                                 -----------------------------------------------------
                                                 Joint Annuitant Contract  0.85% of benefit base plus
                                                                           0.40% of value of Principal
                                                                           Protection Death Benefit
------------------------------------------------------------------------------------------------------


          The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.


          On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

          When the Rider is Effective


          If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider apart from the contract on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.


          At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

          Change of Ownership


          You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.


          General Provisions

          For purposes of this rider:

             . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

             . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

             .  A joint owner must be the owner's spouse.


             . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only.

          Examples


          The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.


          This example assumes:


             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;


             (2) the owner makes no additional purchase payments;

             (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

             (4) the Roll-Up Value increases until age 65;

             (5) the contract earns a net return of -2%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,254        100,000     213,293       213,293       61,968
    67            37,254         11,731        23,178        100,000     213,293       213,293       41,144
    68            23,178         11,731         9,384        100,000     213,293       213,293       18,285
    69             9,384         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --

          This example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

             (4) the Roll-Up Value increases until age 65;

             (5) the contract earns a net return of -2%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,459        100,000     213,293       213,293       76,538
    67            35,459         11,731        21,322        100,000     213,293       213,293       64,807
    68            21,322         11,731         7,485        100,000     213,293       213,293       53,076
    69             7,485         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

             (4) the Roll-Up Value increases for 10 years;

             (5) the contract earns a net return of -2%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,658        100,000     179,085       179,085       45,280
    85            29,658         12,536        15,186        100,000     179,085       179,085       24,804
    86            15,186         12,536         1,003        100,000     179,085       179,085        1,837
    87             1,003         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 with the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

             (4) the Roll-Up Value increases for 10 years;

             (5) the contract earns a net return of -2%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) The Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,649        100,000     179,085       179,085       62,392
    85            25,649         12,536        11,058        100,000     179,085       179,085       49,856
    86            11,058         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 without the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 65 at issue and has a Withdrawal Factor of
                 5.5%;

             (4) the Roll-Up Value increases for 1 year;

             (5) the contract earns a net return of 8%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) the Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

          This next example assumes:

             (1) the owner, who is also the Annuitant, purchases the contract for $100,000 with the Principal Protection Death Benefit;

             (2) the owner makes no additional purchase payments;

             (3) the owner is age 65 at issue and has a Withdrawal Factor of
                 5.5%;

             (4) the Roll-Up Value increases for 1 year;

             (5) the contract earns a net return of 8%, before rider charges are deducted;

             (6) the owner takes partial withdrawals equal to the Withdrawal
                 Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

             (7) the Withdrawal Base is reset annually on the contract
                 anniversary; and

             (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

    9. The Death Benefit

       The disclosure in "The Death Benefit" section of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, or Lifetime Income Plus 2008 at the time of application.

   10. Income Payments

       The disclosure in the "Income Payments" section of the prospectus is revised to reflect that, if income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, and Lifetime Income Plus 2008 applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 62 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:

          Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

B. Purchase of the Contract: Annuitants


For contracts issued on or after December 10, 2007, for natural owners, an Annuitant must be related to the owner by blood, marriage or law. If more than one Annuitant is named on a contract, the Annuitants must be related to each other by blood, marriage or law. "The Contract" section of the prospectus is revised accordingly.


C. The Death Benefit: Distribution Rules

The disclosure in your prospectus relating to the distribution of death proceeds is revised and updated as described below:

    1. New Payment Choices

       a. The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

          A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

          The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

          Special rules for this payment choice only:

             . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

             . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

             . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

             . Optional living benefit and death benefit riders are not available with this payment choice.

             . Additional purchase payments may not be added with this payment choice.

          Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

       b. The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

          An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

          Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

          The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

          Special rules for this payment choice only:

             . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

             . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or
                (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

             . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

             . Optional living benefit and death benefit riders are not available with this payment choice.

             . Additional purchase payments may not be added with this payment choice

          Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The prospectus and, in particular, the payment choices described in "The Death Benefit" section of the prospectus are revised accordingly.

    2. Spendthrift Provision


       An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


       The prospectus is revised accordingly.

   Part A and Part B of Post-Effective Amendment No. 16 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 25, 2007, are incorporated by reference into this Post-Effective Amendment No. 19 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


(1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
            Previously filed on September 10, 1997 with initial filing to Form
            N-4 for GE Capital Life Separate Account II, Registration No.
            333-39955.

(1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
            Company of New York authorizing the change in name of GE Capital Life
            Assurance Company of New York to Genworth Life Insurance Company of
            New York. Previously filed on January 3, 2006 with Post-Effective
            Amendment No. 10 to Form N-4 for Genworth Life of New York VA
            Separate Account 1, Registration No. 333-97085.

(1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
            Company of New York authorizing the change in name GE Capital Life
            Separate Account II to Genworth Life of New York VA Separate Account
            1. Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
            1, Registration No. 333-97085.

(2)         Not Applicable.

(3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
            Corporation. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

   (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-39955.

(4)         Form of Contract. Previously filed on December 19, 2002 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-97085.

(4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
            Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-97085.

(4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
            Previously filed on September 1, 2006 with Post-Effective Amendment
            No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
            1, Registration No. 333-97085.

(4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

(4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Filed herewith.

(4)(c)      Reserved.

(4)(d)    Payment Protection Variable Annuity Rider. Previously filed on
          October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
          Genworth Life of New York VA Separate Account 1, Registration No.
          333-97085.

(5)       Form of Application. Previously filed on October 20, 2006 with
          Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
          York VA Separate Account 1, Registration No. 333-97085.

(6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
          Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
          New York VA Separate Account 1, Registration No. 333-97085.

   (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
          N-4 for Genworth Life of New York VA Separate Account 1, Registration
          No. 333-97085.

(7)       Reinsurance Agreements. Previously filed on April 30, 2004 with
          Post-Effective Amendment No. 4 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-97085.

(8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
          25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
          Genworth Life of New York VA Separate Account 1, Registration No.
          333-97085.

   (b)    Participation Agreement between GE Investments Funds, Inc. Genworth
          Life Insurance Company of New York. Previously filed on September 1,
          2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
          Life of New York VA Separate Account 1, Registration No. 333-97085.

   (c)    Participation Agreement between Janus Aspen Series and GE Capital
          Life. Previously filed with Post-Effective Amendment No. 19 to Form
          N-4 for GE Capital Life Separate Account II, Registration
          No. 333-47016.

   (d)    Form of Participation Agreement regarding Oppenheimer Variable
          Account Funds. Previously filed on December 7, 2000 with
          Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (e)    Form of Participation Agreement regarding Variable Insurance Products
          Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment
          No. 1 to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-39955.

   (f)    Form of Participation Agreement regarding Variable Insurance Products
          Fund II. Previously filed on May 13, 1998 with Pre-Effective
          Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-39955.

   (g)(1) Form of Participation Agreement regarding Variable Insurance Products
          Fund III. Previously filed on May 13, 1998 with Pre-Effective
          Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
          Registration No. 333-39955.

   (g)(2) Amendment to Participation Agreement between Variable Insurance
          Products Fund III and GE Capital Life Assurance Company of New York.
          Previously filed on December 7, 2000 with Pre-Effective Amendment No.
          1 to Form N-4 for GE Capital Life Separate Account II, Registration
          No. 333-47016.

   (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (h)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and AIM Variable Insurance Funds.
          Previously filed on April 25, 2007 with Post-Effective Amendment No.
          16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-97085.

   (i)(1) Form of Participation Agreement between Alliance Variable Series and
          GE Capital Life Assurance Company of New York. Previously filed with
          Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (i)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and AllianceBernstein Variable Products
          Series Fund, Inc. Previously filed on April 25, 2007 with
          Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
          York VA Separate Account 1, Registration No. 333-97085.

   (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (j)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and MFS Variable Insurance Trust.
          Previously filed on April 25, 2007 with Post-Effective Amendment No.
          16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-97085.

   (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
          Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-47016.

   (k)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and PIMCO Variable Insurance Trust.
          Previously filed on April 25, 2007 with Post-Effective Amendment No.
          16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-97085.

   (l)    Form of Participation Agreement between Rydex Variable Trust and GE
          Capital Life Assurance Company of New York. Previously filed with
          Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
          Life Assurance Company of New York. Previously filed on December 19,
          2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-97085.

   (m)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and Eaton Vance Variable Trust.
          Previously filed on April 25, 2007 with Post-Effective Amendment No.
          16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-97085.

   (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
          April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
          Genworth Life of New York VA Separate Account 1, Registration No.
          333-97085.

   (o)    Form of Participation Agreement between Nations Separate Account
          Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
          N-4 for GE Capital Life Separate Account II, Registration No.
          333-97085.

   (p)    Form of Participation Agreement between Merrill Lynch Variable Series
          Funds, Inc. and GE Capital Life Assurance Company of New York.
          Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
          GE Capital Life Separate Account II, Registration No. 333-47016.

   (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

   (r)    Amended and Restated Fund Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Genworth Life Insurance Company of New York and
          Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
          New York VA Separate Account 1, Registration No. 333-97085.

   (s) Form of Fund Participation Agreement between Genworth Life Insurance
       Company of New York and American Century Variable Portfolios II, Inc.
       Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
       Genworth Life of New York VA Separate Account 1, Registration No.
       333-97085.

   (t) Form of Fund Participation Agreement between Genworth Life Insurance
       Company of New York and Goldman Sachs Variable Insurance Trust.
       Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
       Genworth Life of New York VA Separate Account 1, Registration No.
       333-97085.

   (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
       N-4 for Genworth Life of New York VA Separate Account 1, Registration
       No. 333-97085.

   (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
       25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
       Genworth Life of New York VA Separate Account 1, Registration No.
       333-97085.

   (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
       N-4 for Genworth Life of New York VA Separate Account 1, Registration
       No. 333-97085.

   (x) Fund Participation Agreement between Genworth Life Insurance Company of New York and XTF Advisors Trust. Previously filed on April 25,
       2007 with Post-Effective Amendment No. 16 to Form N-4 for Genworth
       Life of New York VA Separate Account 1, Registration No. 333-97085.

   (y) Form of Fund Participation Agreement between American Century
       Investment Services, Inc. and Genworth Life Insurance Company of New
       York regarding American Century Variable Portfolios II, Inc.
       Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
       GE Capital Life Separate Account II, Registration No. 333-97085.

(9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
       Insurance Company of New York. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of
       New York VA Separate Account 1, Registration No. 333-97085.

(10)   Consent of KPMG LLP. Previously filed on April 25, 2007 with
       Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
       York VA Separate Account 1, Registration No. 333-97085.

(11)   Not Applicable.

(12)   Not Applicable.

(13)   Not Applicable.

(14)   Power of Attorney. Previously filed on August 15, 2007 with
       Post-Effective Amendment No. 17 to Form N-4 for Genworth Life of New
       York, VA Separate Account 1, Registration No. 333-97085.

Item 25.  Directors and Officers of the Depositor

      Name                  Address                         Position with Company
      ----                  -------                         ---------------------
David J. Sloane.. 666 Third Avenue, 9th Floor Director, Chairperson of the Board, President and
                  New York, New York          Chief Executive Officer
                  10017
James D. Atkins.. 700 Main Street             Director and Senior Vice President
                  Lynchburg, Virginia 24504
Marshal S. Belkin 345 Kear Street             Director
                  Yorktown Heights,
                  New York 10598
Ward E. Bobitz... 6620 West Broad Street      Director, Vice President and Assistant Secretary
                  Richmond, Virginia 23230

        Name                     Address                         Position with Company
        ----                     -------                         ---------------------
Richard I. Byer...... 11 Westwind Road               Director
                      Yonkers, NY 10710
Kelly L. Groh........ 6610 West Broad Street         Director
                      Richmond, Virginia 23230
Paul A. Haley........ 6610 West Broad Street         Director, Senior Vice President and Chief
                      Richmond, Virginia 23230       Actuary
Jerry S. Handler..... 151 West 40th Street           Director
                      New York, New York 10018
Isidore Sapir........ 449 Golden River Drive         Director
                      Golden Lakes Village
                      West Palm Beach, Florida 33411
Pamela S. Schutz..... 6610 West Broad Street         Director and Executive Vice President
                      Richmond, Virginia 23230
Geoffrey S. Stiff.... 6610 West Broad Street         Director and Senior Vice President
                      Richmond, Virginia 23230
Thomas M. Stinson.... 6630 West Broad Street         Director and President, Long Term Care
                      Richmond, Virginia 23230       Division
John G. Apostle, II.. 6610 West Broad Street         Chief Compliance Officer - Registered Separate
                      Richmond, Virginia 23230       Accounts
Thomas E. Duffy...... 6610 West Broad Street         Senior Vice President, General Counsel and
                      Richmond, Virginia 23230       Secretary
Dennis R. Vigneau.... 6610 West Broad Street         Senior Vice President and Chief Financial
                      Richmond, Virginia 23230       Officer
Mark W. Griffin...... 3003 Summer Street             Senior Vice President and Chief Investment
                      Stamford, Connecticut 06904    Officer
John Connolly........ 6620 West Broad Street         Senior Vice President, Long Term Care
                      Richmond, Virginia 23059       Division
Elena K. Edwards..... 700 Main Street                Senior Vice President
                      Lynchburg, Virginia 24504
William C. Goings, II 700 Main Street                Senior Vice President
                      Lynchburg, Virginia 24504
Patrick B. Kelleher.. 6620 West Broad Street         Senior Vice President
                      Richmond, Virginia 23059
Scott J. McKay....... 6620 West Broad Street         Senior Vice President
                      Richmond, Virginia 23059
Victor C. Moses...... 601 Union Street               Senior Vice President
                      Suite 2200
                      Seattle, Washington 98101
Leon E. Roday........ 6620 West Broad Street         Senior Vice President
                      Richmond, Virginia 23059
James H. Reinhart.... 6610 West Broad Street         Senior Vice President
                      Richmond, Virginia 23230
Heather C. Harker.... 6610 West Broad Street         Vice President and Associate General Counsel
                      Richmond, Virginia 23230
Jac J. Amerell....... 6610 West Broad Street         Vice President and Controller
                      Richmond, Virginia 23230
Gary T. Prizzia...... 6620 West Broad Street         Treasurer
                      Richmond, Virginia 23230
Matthew P. Sharpe.... 6610 West Broad Street         Vice President
                      Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contractowners


   There were 434 owners of Qualified Contracts and 437 owners of Non-Qualified Contracts as of November 19, 2007.


Item 28. Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (b) Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.

   (b)

       Name               Address       Positions and Offices with Underwriter
       ----               -------       --------------------------------------
James J. Buddle..... 6620 W. Broad St.  Director
                     Richmond, VA 23230
Christopher J. Grady 6610 W. Broad St.  Director, President and Chief Executive
                     Richmond, VA 23230 Officer
Geoffrey S. Stiff... 6610 W. Broad St.  Director and Senior Vice President
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.  Senior Vice President
                     Richmond, VA 23230
Victor C. Moses..... 601 Union Street,  Senior Vice President
                     Suite 2200
                     Seattle, WA 98101

       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                     Richmond, VA 23230       Officer
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
Dennis R. Vigneau... 6610 W. Broad Street     Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
David A. Schenck.... 6610 W. Broad St.        Vice President and Assistant Treasurer
                     Richmond, VA 23230
John E. Karaffa..... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Michelle L. Trampe.. 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Financial & Operations Principal
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.        Secretary
                     Richmond, VA 23230

   (c)

                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter       Commissions    on Redemption  Commissions Compensation
    ---------------------     ---------------- -------------  ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable    10.0%    $8.7 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of November, 2007.


                                    GENWORTH LIFE OF NEW YORK VA
                                    SEPARATEACCOUNT 1
                                    (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        ----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                    BY: GENWORTH LIFE INSURANCE COMPANY OF
                                        NEW YORK
                                        (Depositor)

                                    By:         /s/  MATTHEW P. SHARPE
                                        ----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signature                    Title                    Date
           ---------                    -----                    ----

     /s/  DAVID J. SLOANE*  Director, Chairperson of the   November 27, 2007
    -----------------------   Board and Chief Executive
        David J. Sloane       Officer

    /s/  MARSHAL S. BELKIN* Director                       November 27, 2007
    -----------------------
       Marshal S. Belkin

     /s/  WARD E. BOBITZ*   Director, Vice President and   November 27, 2007
    -----------------------   Assistant Secretary
        Ward E. Bobitz

     /s/  RICHARD I. BYER*  Director                       November 27, 2007
    -----------------------
        Richard I. Byer

      /s/  KELLY L. GROH*   Director                       November 27, 2007
    -----------------------
         Kelly L. Groh

      /s/  PAUL A. HALEY*   Director, Senior Vice          November 27, 2007
    -----------------------   President and Chief Actuary
         Paul A. Haley

    /s/  JERRY S. HANDLER*  Director                       November 27, 2007
    -----------------------
       Jerry S. Handler

           Signature                    Title                    Date
           ---------                    -----                    ----

      /s/  ISIDORE SAPIR*   Director                       November 27, 2007
    -----------------------
         Isidore Sapir

    /s/  PAMELA S. SCHUTZ*  Director and Executive Vice    November 27, 2007
    -----------------------   President
       Pamela S. Schutz

    /s/  GEOFFREY S. STIFF* Director and Senior Vice       November 27, 2007
    -----------------------   President
       Geoffrey S. Stiff

    /s/  THOMAS M. STINSON* Director and President, Long   November 27, 2007
    -----------------------   Term Care Division
       Thomas M. Stinson

     /s/  JAMES D. ATKINS*  Director and Senior Vice       November 27, 2007
    -----------------------   President
        James D. Atkins

    /s/  DENNIS R. VIGNEAU* Senior Vice President and      November 27, 2007
    -----------------------   Chief Financial Officer
       Dennis R. Vigneau

     /s/  JAC J. AMERELL*   Vice President and Controller  November 27, 2007
    -----------------------
        Jac J. Amerell



*By: /s/  MATTHEW P. SHARPE  , pursuant to Power of         November 27, 2007
     ----------------------    Attorney executed on July
       Matthew P. Sharpe       18, 2007